CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	12 Months Ended		102 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
GRANT INCOME	$ 503,233	$ 1,898,764	$ 4,180,970
OPERATING EXPENSES
Research and development	5,197,178	2,634,222	11,499,595
General and administrative	2,208,955	1,364,582	6,953,667
TOTAL OPERATING EXPENSES	7,406,133	3,998,804	18,453,262
LOSS FROM OPERATIONS	(6,902,900)	(2,100,040)	(14,272,292)
OTHER INCOME (EXPENSES)
Investment income (loss)	(11,890)	28,785	150,891
Interest expense	(58,134)	0	(58,134)
Impairment of goodwill	(1,919,000)	0	(1,919,000)
TOTAL OTHER INCOME (EXPENSES)	(1,989,024)	28,785	(1,826,243)
NET LOSS	(8,891,924)	(2,071,255)	(16,098,535)
OTHER COMPREHENSIVE GAIN (LOSS)
Net unrealized gain (loss) on marketable securities	20,815	(21,795)	(980)
COMPREHENSIVE LOSS	$ (8,871,109)	$ (2,093,050)	$ (16,099,515)
Net loss per share, basic and diluted	$ (0.85)	$ (0.21)
Weighted average number of shares, basic and diluted (in shares)	10,501,416	9,945,251